Financial Instruments and Risk Management - Summary of Exposure to Exchange Rates (Detail) R$ in Millions, $ in Millions	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	R$ 6,150		R$ 3,601
US dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	6,150		3,597
US dollar [member] | Supply From Itaipu Binacional [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	268		240
Foreign currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed | $		$ 1,588		$ 1,089
Foreign currency risk [member] | Supply From Itaipu Binacional [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed | $		70		74
Loans and Financings [member] | US dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	R$ 5,882		3,357
Loans and Financings [member] | Other Currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed			R$ 4
Loans and Financings [member] | Foreign currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed | $		$ 1,518		1,015
Loans and financings [member] | Foreign currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed | $				$ 1